Selected Statements of Operations Data (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selected Statements of Operations Data [Line Items]
Number of reportable segments	1
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Selected Statements of Operations Data [Line Items]
Revenues Percentage	1.00%
Japan [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Selected Statements of Operations Data [Line Items]
Revenues Percentage	10.00%
Export Revenues [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Selected Statements of Operations Data [Line Items]
Revenues Percentage	96.00%	97.00%	94.00%